Note P - Regulatory Matters - Capital Requirements (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2014
Total capital		$ 127,487	$ 118,456
Total capital to risk weighted assets		17.70%	16.60%
Total capital for capital adequacy		8.00%	8.00%
Total capital for well capitalized to risk weighted assets	[1]	10.00%	10.00%
Common equity tier 1		$ 112,259	$ 102,457
Common equity tier 1 capital to risk weighted assets		15.60%	14.30%
Common equity tier 1 capital for capital adequacy		4.50%	4.50%
Tier 1 capital		$ 120,759	$ 110,957
Tier 1 capital to risk weighted assets		16.70%	15.50%
Teir 1 capital for capital adequacy		6.00%	6.00%	4.00%
Tier 1 capital for well capitalized to risk weighted assets	[1]	6.00%	6.00%
Tier 1 capital average		$ 120,759	$ 110,957
Tier 1 capital average to risk weighted assets		11.80%	11.00%
Teir 1 capital average for capital adequacy		4.00%	4.00%
Bank [Member]
Total capital		$ 114,947	$ 107,929
Total capital to risk weighted assets		16.20%	15.30%
Total capital for capital adequacy		8.00%	8.00%
Total capital for well capitalized to risk weighted assets	[1]	10.00%	10.00%
Common equity tier 1		$ 108,547	$ 100,759
Common equity tier 1 capital to risk weighted assets		15.30%	14.30%
Common equity tier 1 capital for capital adequacy		4.50%	4.50%
Common equity Tier 1 capital for well capitalized to risk weighted assets	[1]	6.50%	6.50%
Tier 1 capital		$ 108,547	$ 100,759
Tier 1 capital to risk weighted assets		15.30%	14.30%
Teir 1 capital for capital adequacy		6.00%	6.00%
Tier 1 capital for well capitalized to risk weighted assets	[1]	8.00%	8.00%
Tier 1 capital average		$ 108,547	$ 100,759
Tier 1 capital average to risk weighted assets		10.70%	10.10%
Teir 1 capital average for capital adequacy		4.00%	4.00%
Tier 1 capital average for well capitalized to average assets	[1]	5.00%	5.00%

[1]	For the Company, these amounts would be required for the Company to engage in activities permissible only for a bank holding company that meets the financial holding company requirements if the Company were not subject to the SBHCP. For the Bank, these are the amounts required for the Bank to be deemed well capitalized under the prompt corrective action regulations.